CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 19,634,716	$ 2,765,492	¥ 19,413,202
Restricted cash		6,222,745	876,455	6,181,057
Shortterm investments		34,257,958	4,825,132	35,485,908
Accounts receivable and contract assets, net of allowance for credit losses of RMB 2,088,478 and RMB 1,681,127 as of December 31, 2022 and 2023, respectively		3,176,169	447,354	4,163,022
Loan receivables from related parties		28,030	3,948	50,463
Prepayments, receivables and other assets		4,666,976	657,331	4,057,843
Total current assets		69,753,623	9,824,593	70,424,675
Noncurrent assets:
Property, plant and equipment, net		1,965,098	276,778	2,036,553
Rightofuse assets		17,617,915	2,481,431	11,284,070
Longterm investments, net		23,570,988	3,319,904	17,925,653
Intangible assets, net		1,067,459	150,348	1,686,976
Goodwill		4,856,807	684,067	4,934,235
Other noncurrent assets		1,473,041	207,474	1,032,251
Total noncurrent assets		50,578,308	7,123,805	38,922,672
TOTAL ASSETS		120,331,931	16,948,398	109,347,347
Current liabilities
Accounts payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB 62,910 and RMB 68,000 as of December 31, 2022 and 2023, respectively)		6,328,516	891,353	5,843,321
Employee compensation and welfare payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB 386,874 and RMB 371,917 as of December 31, 2022 and 2023, respectively)		8,145,779	1,147,309	9,365,512
Customer deposits payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB 2,915,103 and RMB 2,540,511 as of December 31, 2022 and 2023, respectively)		3,900,564	549,383	4,194,828
Income taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB 50,383 and RMB 35,274 as of December 31, 2022 and 2023, respectively)		698,568	98,391	542,290
Short-term borrowings (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of nil as of both December 31, 2022 and 2023)		290,450	40,909	619,000
Lease liabilities current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB 369 and RMB 383 as of December 31, 2022 and 2023, respectively)		9,368,607	1,319,541	4,972,345
Contract liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB 5,572 and RMB 4,291 as of December 31, 2022 and 2023, respectively)		4,665,201	657,080	3,260,269
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB 199,443 and RMB 153,102 as of December 31, 2022 and 2023, respectively)		5,695,948	802,257	4,118,068
Total current liabilities		39,523,983	5,566,837	33,341,318
Noncurrent liabilities
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB 4,483 and RMB 3,788 as of December 31, 2022 and 2023, respectively)		279,341	39,344	351,186
Lease liabilities non-current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB 23 and nil as of December 31, 2022 and 2023, respectively)		8,327,113	1,172,849	6,599,930
Other noncurrent liabilities		389	55	475
Total noncurrent liabilities		8,606,843	1,212,248	6,951,591
TOTAL LIABILITIES		48,130,826	6,779,085	40,292,909
Commitments and contingencies
KE Holdings Inc. shareholders' equity:
Ordinary shares	[1]	475	67	487
Treasury shares		(866,198)	(122,001)	(225,329)
Additional paidin capital		77,583,054	10,927,345	80,302,956
Statutory reserves		811,107	114,242	660,817
Accumulated other comprehensive income (loss)		244,302	34,409	(412,721)
Accumulated deficit		(5,672,916)	(799,014)	(11,405,850)
Total KE Holdings Inc. shareholders' equity		72,099,824	10,155,048	68,920,360
Noncontrolling interests		101,281	14,265	134,078
TOTAL SHAREHOLDERS' EQUITY		72,201,105	10,169,313	69,054,438
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		120,331,931	16,948,398	109,347,347
Nonrelated Party
Current assets:
Short-term financing receivables, net of allowance for credit losses of RMB139,427 and RMB122,482 as of December 31, 2022 and 2023, respectively		1,347,759	189,828	667,224
Related Party
Current assets:
Amounts due from and prepayments to related parties		419,270	59,053	405,956
Noncurrent assets:
Long-term loan receivables from related parties		27,000	3,803	22,934
Current liabilities
Amounts due to related parties (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB 822 and RMB 905 as of December 31, 2022 and 2023, respectively)		¥ 430,350	$ 60,614	¥ 425,685

[1]	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.